SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Details) (USD $)	12 Months Ended						1 Months Ended		2 Months Ended	1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2013	Aug. 31, 2013	Sep. 30, 2013	Jul. 31, 2013	Nov. 15, 2011	Aug. 30, 2013
Class of Stock [Line Items]
Series B Preferred Stock issued (in shares)	0		0
Shares issued during period (in shares)	30,828		13,604,963		454,842
Shares issued value during period	$ 97,000		$ 99,075,000		$ 1,418,000
Net proceeds from the issuance of common stock	97,000		98,066,000		1,418,000
Shareholders with certain limited exceptions (in hundredths)											5.00%
Number of Series C Junior Participating Preferred Stock purchase by each right	1/1000
Beneficial Ownership Level (in hundredths)											4.99%
Discount to current market price of the common stock (in hundredths)											50.00%
Earnings Per Share Reconciliation [Abstract]
Net Income Applicable to Common Stock	18,021,000		82,062,000		21,851,000
Convertible preferred stock dividends	0		3,001,000		4,347,000
Preferred stock discount	0		(7,554,000)		0
Net income applicable to common stock for calculation of diluted earnings per share	18,021,000		77,509,000		26,198,000
Weighted average shares outstanding	22,927,000	[1]	13,970,000	[1]	8,709,000	[1]
Restricted stock units (in shares)	306,000		363,000		216,000
Effect of stock options (in shares)	124,000		92,000		2,000
Stock units for deferred compensation plan for non-employee directors (in shares)	114,000		125,000		66,000
Effect of convertible preferred stock (in shares)	0		7,314,000		23,892,000
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)	23,471,000		21,864,000		32,885,000
Net income per common share [Abstract]
Basic (in dollars per share)	$ 0.79	[1]	$ 5.87	[1]	$ 2.51	[1]
Diluted (in dollars per share)	$ 0.77		$ 3.55		$ 0.80
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of diluted loss per share (in shares)	30,000		100,000		100,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)			346,154		346,154
Series B Preferred Stock [Member] | Amended and Restated Warrants [Member]
Class of Stock [Line Items]
Series B Preferred Stock issued (in shares)										74,426
Common Stock [Member]
Class of Stock [Line Items]
Shares issued during period (in shares)							1,725,000	11,500,000
Shares issued value during period							13,400,000	89,100,000
Net proceeds from the issuance of common stock									97,100,000
Common Stock [Member] | Amended and Restated Warrants [Member]
Class of Stock [Line Items]
Amended warrants expiration date	Dec. 12, 2018
UST [Member] | Amended and Restated Warrants [Member]
Class of Stock [Line Items]
Book balance												1,500,000
Discount												100,000
UST [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Liquidation preference (in dollars per share)										$ 1,000
Book balance												87,200,000
Discount												7,600,000
UST [Member] | Series B Preferred Stock [Member] | Amended and Restated Warrants [Member]
Class of Stock [Line Items]
Amount agreed under securities purchase agreement										81,000,000
Discount												$ 7,700,000
UST [Member] | Common Stock [Member] | Amended and Restated Warrants [Member]
Class of Stock [Line Items]
Warrants issued to purchase common stock (in shares)										346,154
Warrants, exercise price (in dollars per share)										$ 7.234

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.